Intangible Assets	12 Months Ended
Dec. 31, 2010
Intangible Assets
Note 5 - Intangible Assets

Intangible assets consisted of the following at December 31, 2010 and 2009:

	2010	2009
Computer equipment schematics	$1,639,226	$1,457,613
Less: Accumulated amortization	1,441,100	1,281,056

Intangible assets, net	$198,126	$176,557

All of the Company’s intangible assets consist of shapes acquired from a graphics designer for its database library that are schematics of specific computer equipment.  These shapes are utilized in its software with multiple customers in order to enable them to visualize and differentiate the specific computer equipment in their overall network.  For example, its software’s graphical user interface displays a unique shape for each make and model of a computer server.

The amortization expense for the years ended December 31, 2010 and 2009 was $160,044 and $161,825, respectively. As of December 31, 2010, the average remaining amortization period was 19 months. Future amortization expense of intangible assets is expected to be approximately $124,000 for 2011 and $74,000 for 2012. No amortization expense is expected to be recognized after 2012.